Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	lmpvet_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED BELOW AND IN SCHEDULE A

AND TO THE PROSPECTUSES OF THE FUNDS LISTED

IN SCHEDULE B

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017:

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

The contractual management fee schedule for the fund is reduced and the expense cap for Classes I and II shares is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
	Class I	Class II
Maximum sales charge (load) imposed on purchases	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management fees	0.70	0.70
Distribution and/or service (12b-1) fees	None	0.25
Other expenses	0.05	0.05
Acquired fund fees and expenses	0.02	0.02
Total annual fund operating expenses[1,2]	0.77	1.02

[1]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[2]	Total annual fund operating expenses have been restated to reflect current management fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	79	246	428	955
Class II (with redemption at end of period)	104	324	563	1,247

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund:

Shareholder fees
(fees paid directly from your investment)
	Class I	Class II
Maximum sales charge (load) imposed on purchases	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management fees	0.70	0.70
Distribution and/or service (12b-1) fees	None	0.25
Other expenses	0.11	0.16
Total annual fund operating expenses[1]	0.81	1.11
Fees waived and/or expenses reimbursed[2]	(0.01)	(0.06)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.80	1.05

[1]	Total annual fund operating expenses have been restated to reflect current management fees.

[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual fund operating expenses will not exceed 0.80% for Class I shares and 1.05% for Class II shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limit described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	82	257	448	1,001
Class II (with redemption at end of period)	107	340	599	1,340

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

The contractual management fee rate schedule for the fund is reduced for assets over $1 billion and the expense cap for Classes I and II is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
	Class I	Class II
Maximum sales charge (load) imposed on purchases	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management fees	0.75	0.75
Distribution and/or service (12b-1) fees	None	0.25
Other expenses	0.10	0.09
Total annual fund operating expenses	0.85	1.09
Fees waived and/or expenses reimbursed[1]	—	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[2]	0.85	1.09

[1]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.85% for Class I shares and 1.10% for Class II shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limit described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses after waiving fees and/or reimbursing expenses have been restated to reflect current management fees and expense caps.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	87	271	471	1,048
Class II (with redemption at end of period)	111	346	601	1,329

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2017
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2017
ClearBridge Variable Mid Cap Portfolio	May 1, 2017

SCHEDULE B

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2017
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2017
ClearBridge Variable Mid Cap Portfolio	May 1, 2017

ClearBridge Variable Dividend Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED BELOW AND IN SCHEDULE A

AND TO THE PROSPECTUSES OF THE FUNDS LISTED

IN SCHEDULE B

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017:

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY PORTFOLIO

The contractual management fee schedule for the fund is reduced and the expense cap for Classes I and II shares is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
	Class I	Class II
Maximum sales charge (load) imposed on purchases	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management fees	0.70	0.70
Distribution and/or service (12b-1) fees	None	0.25
Other expenses	0.05	0.05
Acquired fund fees and expenses	0.02	0.02
Total annual fund operating expenses[1,2]	0.77	1.02

[1]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[2]	Total annual fund operating expenses have been restated to reflect current management fees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	79	246	428	955
Class II (with redemption at end of period)	104	324	563	1,247

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2017

SCHEDULE B

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Dividend Strategy Portfolio	May 1, 2017

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses have been restated to reflect current management fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
ClearBridge Variable Dividend Strategy Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	246
5 years	rr_ExpenseExampleYear05	428
10 years	rr_ExpenseExampleYear10	955
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	246
5 years	rr_ExpenseExampleNoRedemptionYear05	428
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 955
ClearBridge Variable Dividend Strategy Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%	[1],[2]
1 year	rr_ExpenseExampleYear01	$ 104
3 years	rr_ExpenseExampleYear03	324
5 years	rr_ExpenseExampleYear05	563
10 years	rr_ExpenseExampleYear10	$ 1,247
ClearBridge Variable Large Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED BELOW AND IN SCHEDULE A

AND TO THE PROSPECTUSES OF THE FUNDS LISTED

IN SCHEDULE B

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017:

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO

The contractual management fee schedule for the fund is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund:

Shareholder fees
(fees paid directly from your investment)
	Class I	Class II
Maximum sales charge (load) imposed on purchases	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management fees	0.70	0.70
Distribution and/or service (12b-1) fees	None	0.25
Other expenses	0.11	0.16
Total annual fund operating expenses[1]	0.81	1.11
Fees waived and/or expenses reimbursed[2]	(0.01)	(0.06)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.80	1.05

[1]	Total annual fund operating expenses have been restated to reflect current management fees.

[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual fund operating expenses will not exceed 0.80% for Class I shares and 1.05% for Class II shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limit described above or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	82	257	448	1,001
Class II (with redemption at end of period)	107	340	599	1,340

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2017

SCHEDULE B

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Large Cap Growth Portfolio	May 1, 2017

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses have been restated to reflect current management fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
ClearBridge Variable Large Cap Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.80%
1 year	rr_ExpenseExampleYear01	$ 82
3 years	rr_ExpenseExampleYear03	257
5 years	rr_ExpenseExampleYear05	448
10 years	rr_ExpenseExampleYear10	1,001
1 year	rr_ExpenseExampleNoRedemptionYear01	82
3 years	rr_ExpenseExampleNoRedemptionYear03	257
5 years	rr_ExpenseExampleNoRedemptionYear05	448
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,001
ClearBridge Variable Large Cap Growth Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.11%	[2]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.05%
1 year	rr_ExpenseExampleYear01	$ 107
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	599
10 years	rr_ExpenseExampleYear10	$ 1,340
ClearBridge Variable Mid Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED NOVEMBER 30, 2017

TO THE SUMMARY PROSPECTUSES, PROSPECTUSES

AND STATEMENTS OF ADDITIONAL INFORMATION

OF THE FUNDS LISTED BELOW AND IN SCHEDULE A

AND TO THE PROSPECTUSES OF THE FUNDS LISTED

IN SCHEDULE B

THE FOLLOWING CHANGES ARE EFFECTIVE AS OF DECEMBER 1, 2017:

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO

The contractual management fee rate schedule for the fund is reduced for assets over $1 billion and the expense cap for Classes I and II is reduced.

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund”:

Shareholder fees
(fees paid directly from your investment)
	Class I	Class II
Maximum sales charge (load) imposed on purchases	N/A	N/A
Maximum deferred sales charge (load)	N/A	N/A

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management fees	0.75	0.75
Distribution and/or service (12b-1) fees	None	0.25
Other expenses	0.10	0.09
Total annual fund operating expenses	0.85	1.09
Fees waived and/or expenses reimbursed[1]	—	—
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[2]	0.85	1.09

[1]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.85% for Class I shares and 1.10% for Class II shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limit described above or any other lower limit then in effect.

[2]	Total annual fund operating expenses after waiving fees and/or reimbursing expenses have been restated to reflect current management fees and expense caps.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	87	271	471	1,048
Class II (with redemption at end of period)	111	346	601	1,329

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Mid Cap Portfolio	May 1, 2017

SCHEDULE B

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
ClearBridge Variable Mid Cap Portfolio	May 1, 2017

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2019
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual fund operating expenses after waiving fees and/or reimbursing expenses have been restated to reflect current management fees and expense caps.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
ClearBridge Variable Mid Cap Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.85%	[5]
1 year	rr_ExpenseExampleYear01	$ 87
3 years	rr_ExpenseExampleYear03	271
5 years	rr_ExpenseExampleYear05	471
10 years	rr_ExpenseExampleYear10	1,048
1 year	rr_ExpenseExampleNoRedemptionYear01	87
3 years	rr_ExpenseExampleNoRedemptionYear03	271
5 years	rr_ExpenseExampleNoRedemptionYear05	471
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,048
ClearBridge Variable Mid Cap Portfolio | Class II
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.09%	[5]
1 year	rr_ExpenseExampleYear01	$ 111
3 years	rr_ExpenseExampleYear03	346
5 years	rr_ExpenseExampleYear05	601
10 years	rr_ExpenseExampleYear10	$ 1,329

[1]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
[2]	Total annual fund operating expenses have been restated to reflect current management fees.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual fund operating expenses will not exceed 0.80% for Class I shares and 1.05% for Class II shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limit described above or any other lower limit then in effect.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.85% for Class I shares and 1.10% for Class II shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2019 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limit described above or any other lower limit then in effect.
[5]	Total annual fund operating expenses after waiving fees and/or reimbursing expenses have been restated to reflect current management fees and expense caps.